Comprehensive Income and Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2012
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

	December 31,	December 31,
(In millions)	2012	2011

Cumulative Translation Adjustment	$87.4	$(206.3)
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	7.7	7.0
Net Unrealized Losses on Hedging Instruments, Net of Tax	(32.9)	(36.2)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(212.6)	(164.0)

	$(150.4)	$(399.5)